Property, Plant and Equipment, Net - Summary of Lease Expense Recognised in the Income Statement (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Text block [abstract]
Interest on lease liabilities	₩ 34,936	₩ 32,331	₩ 36,373
Expenses related to short-term leases	29,931	20,885	18,809
Expenses related to leases of low-value assets	17,877	18,577	14,375
Total	₩ 82,744	₩ 71,793	₩ 69,557